Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation
Share-based compensation charge	¥ 2,780,062	¥ 2,061,432	¥ 1,076,286